SIGNIFICANT ACCOUNTING POLICIES (Details 3)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
IFRS 9, 2013 [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of classification of cash and cash equivalents	[1]		X
Disclosure of classification of debt securities	[1]		X
Disclosure of classification of equity investments	[1]		X
IFRS 9, 2014 [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of classification of cash and cash equivalents	[1]	X
Disclosure of classification of debt securities	[1]	X
Disclosure of classification of equity investments	[1]	X
Financial assets at amortised cost, category [member] | IFRS 9, 2013 [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of classification of credit portfolio and finance leasing	[2]		X
Disclosure of classification of debt securities			X
Financial assets at amortised cost, category [member] | IFRS 9, 2014 [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of classification of credit portfolio and finance leasing	[2]	X
Disclosure of classification of debt securities	[2]	X
Financial assets at fair value through other comprehensive income, category [member] | IFRS 9, 2013 [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of classification of investments in associates and joint ventures at fair value	[3]		X
Financial assets at fair value through other comprehensive income, category [member] | IFRS 9, 2014 [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of classification of debt securities	[3]	X
Disclosure of classification of investments in associates and joint ventures at fair value	[3]	X

[1]	FVPL = Fair value with changes in results
[2]	AC = Amortized cost
[3]	FVOCI= Fair value with changes in other comprehensive results.